SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jul. 29, 2022	Dec. 31, 2020
Liabilities:
Warrant liability		$ 18,223		$ 6,265
Contingent consideration	$ 18,597,831	12,179,476
Derivative liability	1,690,807	2,294,720
Total	20,288,638	14,492,419
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Outstanding as of December 31, 2021	12,179,476	0
Change in fair value	6,418,355	8,764,460
Outstanding as of September 30, 2022	18,597,831	12,179,476
Harper & Jones, LLC
Liabilities:
Contingent consideration	7,899,356		$ 7,899,356
Bailey LLC.
Liabilities:
Contingent consideration	10,698,475
Level 2
Liabilities:
Warrant liability		18,223
Total		18,223
Level 3
Liabilities:
Warrant liability				$ 6,265
Contingent consideration	18,597,831	12,179,476
Derivative liability	1,690,807	2,294,720
Total	$ 20,288,638	$ 14,474,196